Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

March 31, 2019

VIPIFF2010-QTLY-0519
1.830287.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	70,343	$2,271,368
VIP Equity-Income Portfolio Investor Class (a)	112,734	2,379,810
VIP Growth & Income Portfolio Investor Class (a)	139,976	2,719,738
VIP Growth Portfolio Investor Class (a)	33,991	2,325,642
VIP Mid Cap Portfolio Investor Class (a)	21,540	659,353
VIP Value Portfolio Investor Class (a)	125,077	1,747,320
VIP Value Strategies Portfolio Investor Class(a)	73,211	855,110
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,836,713)		12,958,341

International Equity Funds - 15.4%
VIP Emerging Markets Portfolio Investor Class (a)	324,762	3,718,528
VIP Overseas Portfolio Investor Class (a)	263,830	5,379,492
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,526,850)		9,098,020

Bond Funds - 46.8%
Fidelity Inflation-Protected Bond Index Fund (a)	574,423	5,623,602
Fidelity Long Term Treasury Bond Index Fund (a)	251,439	3,313,960
VIP High Income Portfolio Investor Class (a)	226,540	1,193,866
VIP Investment Grade Bond Portfolio Investor Class (a)	1,379,845	17,496,437
TOTAL BOND FUNDS
(Cost $27,254,475)		27,627,865

Short-Term Funds - 15.8%
Fidelity Cash Central Fund, 2.48% (b)	6	6
VIP Government Money Market Portfolio Investor Class 2.23% (a)(c)	9,331,131	9,331,131
TOTAL SHORT-TERM FUNDS
(Cost $9,331,137)		9,331,137
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,949,175)		59,015,363
NET OTHER ASSETS (LIABILITIES) - 0.0%		23
NET ASSETS - 100%		$59,015,386

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,334,804	$371,977	$255,035	$5,613	$44	$171,812	$5,623,602
Fidelity Long Term Treasury Bond Index Fund	3,178,496	255,722	250,951	23,688	(215)	130,908	3,313,960
VIP Contrafund Portfolio Investor Class	2,231,630	323,720	329,831	272,152	7,979	37,870	2,271,368
VIP Emerging Markets Portfolio Investor Class	3,441,030	187,710	434,988	--	18,838	505,938	3,718,528
VIP Equity-Income Portfolio Investor Class	2,341,596	224,861	293,808	163,986	(37,306)	144,467	2,379,810
VIP Government Money Market Portfolio Investor Class 2.23%	8,807,628	945,523	422,020	47,828	--	--	9,331,131
VIP Growth & Income Portfolio Investor Class	2,669,264	381,192	369,132	292,446	13,487	24,927	2,719,738
VIP Growth Portfolio Investor Class	2,281,026	206,781	371,721	154,030	15,729	193,827	2,325,642
VIP High Income Portfolio Investor Class	1,140,366	42,948	65,253	10,042	(4,501)	80,306	1,193,866
VIP Investment Grade Bond Portfolio Investor Class	16,626,255	1,178,970	846,117	74,529	5,695	531,634	17,496,437
VIP Mid Cap Portfolio Investor Class	648,952	98,131	106,605	73,901	(2,304)	21,179	659,353
VIP Overseas Portfolio Investor Class	5,192,080	365,298	545,701	199,507	(180)	367,995	5,379,492
VIP Value Portfolio Investor Class	1,719,885	162,385	262,080	115,225	10,475	116,655	1,747,320
VIP Value Strategies Portfolio Investor Class	839,277	105,077	145,620	85,622	(6134)	62,510	855,110
Total	$56,452,289	$4,850,295	$4,698,862	$1,518,569	$21,607	$2,390,028	$59,015,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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